UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen
Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett
American Fidelity Assurance Company
2000 N. Classen
Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 523-5200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use this information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Report to Shareholders

Semi-Annual Report

June 30, 2008

June 30, 2008

Dear Participant:

Much like the recent floods of the upper Mid-West, the turmoil in the economy and the investment world feels like a once in a long while phenomenon. Thus far this year, the S&P 500 is down nearly 12% on a total return basis. The broad bond market is up 1.7%. The weakness in the housing market continues to take a toll on stocks and fixed income instruments with any hint of exposure to sub-prime. The shift we saw beginning in 2007, from value stocks to growth, has persisted. We believe the structural diversification built into the Dual Strategy Fund is prudent for all kinds of stock market phases, up and down.

The Dual Strategy Fund continues its historic commitment to high quality, large capitalization stocks with 50% of the portfolio following a value strategy and 50% following the growth strategy. Todd Investment Advisors, based in Louisville, Kentucky, provides half of the value investing, and WEDGE Capital Management of Charlotte, North Carolina, provides the other half.

In similar fashion, Renaissance Investment Management of Cincinnati, Ohio and Quest Investment Management of Portland, Oregon manage the growth side. This two-pronged approach provides for diversification among non-speculative, large US stocks.

The following comments, from recent strategy materials, give a sense of how our value advisors, Todd and WEDGE, see value investing and the markets, specifically as they relate to oil:

We have little doubt that an inevitable resumption of global GDP growth will fundamentally tighten the supply/demand balance for crude oil (at least until new supplies and/or alternatives eventually begin to proliferate). However a period of slower growth and more likely in our opinion, global economic contraction will transpire first. (WEDGE)

And

To see the market recover, oil prices need to decline, or at least stop increasing... We do not think the Fed will raise rates anytime soon. We believe the US market will be higher a year from now... Most of the arguments we hear from our trusted sources argue for a second half rally. (Todd)

In similar fashion, the following are representative of the economic and investing outlooks of our growth advisors, Renaissance and Quest. In this case, the remarks are in terms of the impact of housing:

The weakness in the housing market appeared to pick up steam in the second quarter... As a result of these declines, the affordability of houses has improved. ...a positive aspect of the recent declines in homes prices is that the housing market is closer to a point where demand begins to rise. At that point, the risks to the economy of further declines in homes price are likely to be minimized. (Renaissance)

And

The road to a rebound in the U.S. economy must go through housing. Except for areas that experienced extreme increases such as California, Las Vegas, Arizona and Florida, home prices are likely approaching a bottom. This does not mean prices are about to return to the heady days of 2005. It just means that the trend stops sliding, which is a critical first step. (Quest)

The Dual Strategy Fund tries to capture the best ideas from the two classic investment themes, growth and value. There are no guarantees in stock investing, but we continue to believe these two linked strategies offer a sound opportunity for long term success.

Sincerely,

David R. Carpenter, President

American Fidelity Dual Strategy Fund, Inc.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

Assets

Investments, at fair value (cost $166,444,348)	$178,696,272
Accrued interest and dividends	180,844
Accounts receivable for securities sold	2,183,710

Total assets	181,060,826

Liabilities

Accounts payable	81,314
Accounts payable for securities purchased	2,473,988

Total liabilities	2,555,302

Net assets	$178,505,524

Composition of net assets:
Net capital paid in on shares of capital stock	$161,327,729
Undistributed net investment income	3,710,406
Accumulated net realized gains	1,215,465
Unrealized appreciation on investments	12,251,924

Net assets (equivalent to $10.953 per share based on
16,296,909 shares of capital stock outstanding)	$178,505,524

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Statement of Operations
Period ended June 30, 2008
(Unaudited)

Investment income:
Income:
Dividends (net of foreign taxes paid of $44,853)	$1,535,774
Interest	133,620
1,669,394

Expenses:
Investment advisory fees (note 2)	461,355

Net investment income	1,208,039

Realized losses on investments:
Proceeds from sales	71,708,905
Cost of securities sold	73,754,868

Net realized losses on investments	(2,045,963)

Unrealized appreciation on investments, end of year	12,251,924

Unrealized appreciation on investments, beginning of year	32,170,322

Change in unrealized appreciation on investments	(19,918,398)

Net decrease in net assets resulting from operations	$(20,756,322)

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Period ended June 30, 2008 and Year ended December 31, 2007
(Unaudited)

	2008	2007
Increase (decrease) in net assets from operations:
Net investment income	$1,208,039	2,569,373
Net realized gains (losses) on investments	(2,045,963)	11,024,566
Change in unrealized appreciation on investments	(19,918,398)	5,442,916

Net increase (decrease) in net assets resulting
from operations	(20,756,322)	19,036,855

Distributions to shareholders (note 3):
Investment income	—	(2,500,000)

Total distributions to shareholders	—	(2,500,000)

Changes from capital stock transactions (note 4)	(3,020,030)	(9,837,783)

Increase (decrease) in net assets	(23,776,352)	6,699,072

Net assets, beginning of year	202,281,876	195,582,804

Net assets, end of period	$178,505,524	202,281,876

Undistributed net investment income	$3,710,406	2,502,367

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Financial Highlights
(Unaudited)

	PeriodEnded June 30,	Year ended December 31,
	2008	2007	2006	2005	2004
Net investment income	$0.074	0.153	0.134	0.116	0.129
Net realized and unrealized gains (losses) from securities	(1.333)	0.958	0.890	0.251	0.640
	(1.259)	1.111	1.024	0.367	0.769
Distributions – investment income	0.000	(0.152)	(0.133)	(0.129)	(0.098)
Distributions – capital gains	—	—	—	—	—
Net increase (decrease) in net asset unit value	(1.259)	0.959	0.891	0.238	0.671
Net asset unit value, beginning of period	12.212	11.253	10.362	10.124	9.453
Net asset unit value, end of period	$10.953	12.212	11.253	10.362	10.124
Net assets outstanding, end of period	$178,505,524	202,281,876	195,582,804	202,228,777	207,392,015
Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.29%	1.28%	1.24%	1.15%	1.35%
Portfolio turnover rate	37.04%	67.69%	95.38%	117.47%	70.81%
Total return (1)	(8.93)%	9.90%	9.89%	3.66%	8.16%

See accompanying notes to financial statements.

(1) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund’s shares.

AMERICAN DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Kohl's Corporation*	4,890	$195,796	0.11%
The Gap, Inc.	13,600	226,712	0.13%
Ross Stores, Inc.	6,200	220,224	0.12%
		642,732	0.36%
Apparel and Other Finished Products:
Guess?, Inc	6,040	226,198	0.13%
Hanesbrands Inc.*	8,900	241,546	0.13%
		467,744	0.26%
Auto Dealers, Gas Stations:
Advanced Auto Parts, Inc.	1,400	54,362	0.03%
Autozone, Inc.*	2,000	242,020	0.14%
		296,382	0.17%
Building Construction-General Contractors:
Walter Industries, Inc.	4,930	536,236	0.30%
		536,236	0.30%
Building Materials and Gardening Supplies:
Lowe's Companies, Inc	9,270	192,353	0.11%
		192,353	0.11%
Business Services:
Adobe Systems Incorporated*	9,000	354,510	0.20%
Affiliated Computer Services, Inc.*	22,932	1,226,633	0.69%
Autodesk, Inc.*	11,000	371,910	0.21%
Equifax Inc.	6,700	225,254	0.13%
Fiserv, Inc.*	8,400	381,108	0.21%
Google, Inc.*	1,510	794,894	0.44%
Intuit Inc.*	10,381	286,204	0.16%
MasterCard Incorporated	1,970	523,074	0.29%
Microsoft Corporation	86,994	2,393,205	1.34%
Nuance Communications, Inc. *	22,815	357,511	0.20%
Omnicom Group Inc.	17,450	783,156	0.44%
Oracle Corporation*	118,851	2,495,871	1.40%
salesforce.com, inc.*	10,995	750,189	0.42%
SAP AG**	7,100	369,981	0.21%
Symantec Corporation*	18,900	365,715	0.20%
Western Union Company	21,730	537,166	0.30%
		12,216,381	6.84%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Chemicals and Allied Products:
Abbott Laboratories	28,040	$1,485,279	0.83%
Air Products & Chemicals, Inc.	1,700	168,062	0.10%
Albemarle Corporation	7,760	309,702	0.17%
AstraZeneca PLC**	15,600	663,468	0.37%
Avon Products, Inc.	27,121	976,898	0.55%
Biomarin Pharmaceutical Inc*	9,215	267,051	0.15%
Celanese Corporation	9,885	451,349	0.25%
Colgate Palmolive Company	13,016	899,406	0.51%
E.I. du Pont de Nemours and Company	4,200	180,138	0.10%
Eastman Chemical Company	2,500	172,150	0.10%
Gilead Sciences, Inc.*	28,537	1,511,034	0.85%
Johnson & Johnson	24,120	1,551,881	0.87%
Lilly, Eli and Company	16,533	763,163	0.43%
Merck & Company, Inc.	19,000	716,110	0.40%
Monsanto Company	3,725	470,989	0.26%
Novartis AG - ADR**	13,600	748,544	0.42%
Novo Nordisk A/S**	11,130	734,580	0.41%
Pfizer, Inc.	40,000	698,800	0.39%
PPG Industries, Inc.	2,900	166,373	0.09%
Praxair, Inc.	23,828	2,245,551	1.26%
Proctor & Gamble Company	10,945	665,565	0.37%
Rohm & Haas Company	3,800	176,472	0.10%
Sanofi-Aventis **	20,600	684,538	0.38%
Teva Pharmaceutical Industries Limited**	10,430	477,694	0.27%
Wyeth	18,192	872,488	0.49%
		18,057,285	10.12%
Coal Mining:
Peabody Energy Corporation	12,425	1,094,021	0.61%
		1,094,021	0.61%
Communications:
AT&T, Inc.	60,736	2,046,196	1.15%
NII Holdings, Inc.*	3,900	185,211	0.10%
Qwest Communications International Inc.	50,200	197,286	0.11%
The DirecTV Group, Inc*	8,800	228,008	0.13%
		2,656,701	1.49%
Depository Institutions:
Barclays PLC**	21,088	488,187	0.27%
Credit Suisse Group* **	12,000	543,720	0.31%
JPMorgan Chase & Co.	44,380	1,522,678	0.85%
State Street Corporation	10,647	681,302	0.38%
Wells Fargo & Company	41,900	995,125	0.56%
		4,231,012	2.37%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Durable Goods, Wholesale:
BorgWarner, Inc.	7,400	$328,412	0.18%
Reliance Steel & Aluminum Co.	2,300	177,307	0.10%
		505,719	0.28%
Eating and Drinking Places:
Burger King Holdings, Inc.	8,360	223,964	0.12%
McDonald’s Corporation	39,282	2,208,434	1.24%
Yum! Brands, Inc.	28,765	1,009,364	0.57%
		3,441,762	1.93%
Electric, Gas, and Sanitary Service:
Dominion Resources, Inc.	37,800	1,795,122	1.01%
DTE Energy Company	4,500	190,980	0.11%
Duke Energy Corporation	11,200	194,656	0.11%
Edison International	4,200	215,796	0.12%
Entergy Corporation	1,900	228,912	0.13%
Exelon Corporation	2,640	237,494	0.13%
FirstEnergy Corporation	5,480	451,168	0.25%
FPL Group, Inc.	3,200	209,856	0.12%
Mirant Corporation*	5,000	195,750	0.11%
NiSource Inc.	10,200	182,784	0.10%
ONEOK, Inc.	3,800	185,554	0.10%
Pinnacle West Capital Corporation	5,500	169,235	0.10%
SCANA Corporation	5,200	192,400	0.11%
The Williams Companies, Inc.	21,315	859,208	0.48%
		5,308,915	2.98%
Electronic and Other Electric Equipment:
Altera Corporation	14,855	307,499	0.17%
Amphenol Corporation	20,000	897,600	0.50%
Cisco Systems, Inc.*	117,420	2,731,189	1.53%
Emerson Electric Company	33,911	1,676,899	0.94%
First Solar, Inc. *	795	216,892	0.12%
General Electric Company	24,100	643,229	0.36%
Intel Corporation	54,190	1,164,001	0.65%
MEMC Electronic Materials, Inc.*	11,969	736,572	0.41%
Millicom International Cellular S.A.**	3,230	334,305	0.19%
Nokia Corporation **	15,300	374,850	0.21%
Nvidia Corporation*	61,022	1,142,332	0.64%
Qualcomm Incorporated	38,620	1,713,569	0.96%
Research In Motion Limited* **	8,470	990,143	0.56%
Texas Instruments Incorporated	14,700	413,952	0.23%
Varian Semiconductor Equipment Associates, Inc.*	12,005	418,014	0.24%
		13,761,046	7.71%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Engineering, Accounting, Research, Mgmt and Relation Services:
Accenture Ltd. **	33,840	$1,377,965	0.77%
Fluor Corporation	3,440	640,115	0.36%
KBR, Inc.	12,410	433,233	0.24%
The Shaw Group Inc.*	7,735	477,946	0.27%
		2,929,259	1.64%
Fabricated Metal Products:
Ball Corporation	3,500	167,090	0.09%
Commercial Metals Company	6,085	229,405	0.13%
Crane Company	8,911	343,341	0.19%
Illinois Tool Works, Inc.	36,803	1,748,511	0.98%
		2,488,347	1.39%
Food and Kindred Products:
Coca-Cola Company, The	22,763	1,183,221	0.66%
Fomento Economico Mexicano, S.A. de C.V.**	12,325	560,911	0.32%
General Mills, Inc.	16,100	978,397	0.55%
H.J. Heinz Company	19,640	939,774	0.53%
Kraft Foods Inc.	29,500	839,275	0.47%
PepsiCo, Inc.	20,600	1,309,954	0.73%
		5,811,532	3.26%
Food Stores:
The Kroger Co.	33,000	952,710	0.53%
		952,710	0.53%
Furniture and Fixtures:
Johnson Controls, Inc.	35,684	1,023,417	0.57%
		1,023,417	0.57%
General Merchandise:
BJ's Wholesale Club, Inc.*	5,800	224,460	0.13%
Big Lots, Inc. *	6,845	213,838	0.12%
Costco Wholesale Corporation	6,770	474,848	0.27%
Target Corporation	24,345	1,131,799	0.63%
The TJX Companies, Inc.	7,100	223,437	0.12%
Wal-Mart Stores, Inc.	15,444	867,953	0.49%
		3,136,335	1.76%
Health Services:
Express Scripts, Inc.*	22,441	1,407,499	0.79%
Laboratory Corp of America Holdings*	32,114	2,236,098	1.25%
		3,643,597	2.04%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Home Furniture and Equipment:
Best Buy Company, Inc.	42,775	$1,693,890	0.95%
GameStop Corporation*	10,050	406,020	0.23%
		2,099,910	1.18%
Industrial Machinery and Equipment:
3M Company	16,740	1,164,937	0.65%
Apple Computer, Inc.*	6,340	1,061,569	0.60%
Applied Materials, Inc.	64,000	1,221,760	0.69%
Bucyrus International, Inc.	6,385	466,233	0.26%
Cameron International Corporation*	16,109	891,633	0.50%
Caterpillar Inc.	12,780	943,420	0.53%
Cummins Engine, Inc.	4,800	314,496	0.18%
Dell Inc.*	33,000	722,040	0.41%
Eaton Corporation	8,840	751,135	0.42%
EMC Corporation	26,605	390,827	0.22%
Flowserve Corporation	5,945	812,682	0.46%
Hewlett-Packard Company	69,469	3,071,224	1.72%
International Business Machines Corporation	17,808	2,110,782	1.18%
Joy Global Inc.	13,925	1,055,933	0.59%
National Oilwell Varco Inc*	11,920	1,057,542	0.59%
Parker-Hannifin Corporation	4,850	345,902	0.19%
Pitney Bowes Inc.	2,424	82,658	0.05%
Seagate Technology**	25,178	481,655	0.27%
SPX Corporation	3,575	470,935	0.26%
Terex Corporation*	11,607	596,252	0.33%
Western Digital Corporation*	10,500	362,565	0.20%
		18,376,180	10.30%
Instruments and Related Products:
Alcon, Inc.**	5,300	862,787	0.48%
Baxter International Inc.	28,916	1,848,889	1.03%
Becton Dickinson & Company	9,418	765,683	0.43%
Danaher Corporation	6,100	471,530	0.26%
Mettler-Toledo International Inc.*	4,665	442,522	0.25%
Rockwell Collins, Inc.	7,700	369,292	0.21%
Thermo Electron Corporation*	14,455	805,577	0.45%
Xerox Corporation	25,800	349,848	0.20%
		5,916,128	3.31%
Insurance Agents, Brokers and Service:
The Hartford Financial Services Group, Inc.	8,400	542,388	0.30%
		542,388	0.30%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Insurance Carriers:
Ace LTD.**	10,100	$556,409	0.31%
Aetna, Inc.	17,400	705,222	0.40%
Aflac Incorporated	21,400	1,343,920	0.75%
Allianz SE**	31,600	551,420	0.31%
Allstate Corporation	24,400	1,112,396	0.62%
American International Group, Inc.	20,000	529,200	0.30%
Cigna Corporation	19,500	690,105	0.39%
ING Groep N.V.**	17,000	536,350	0.30%
Lincoln National Corporation	14,200	643,544	0.36%
Metlife Capital Trust, Inc.	10,300	543,531	0.30%
The Chubb Corporation	11,600	568,516	0.32%
Wellpoint, Inc.*	16,600	791,156	0.44%
		8,571,769	4.80%
Leather and Leather Products:
Coach, Inc. *	23,622	682,203	0.38%
		682,203	0.38%
Metal Mining:
BHP Billiton Limited **	5,590	476,212	0.27%
Companhia Vale do Rio Doce **	6,215	222,621	0.12%
Freeport-McMoran Copper & Gold Inc.	14,084	1,650,504	0.93%
		2,349,337	1.32%
Miscellaneous Manufacturing Industries:
Hasbro, Inc.	6,200	221,464	0.12%
		221,464	0.12%
Miscellaneous Retail:
CVS Corporation	24,965	987,865	0.55%
priceline.com Incorporated*	5,495	634,453	0.36%
Tiffany & Co.	5,400	220,050	0.12%
		1,842,368	1.03%
Motion Pictures:
The Walt Disney Company	14,290	445,848	0.25%
		445,848	0.25%
Nondepository Institutions:
American Express Company	14,400	542,448	0.30%
		542,448	0.30%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	17,600	703,824	0.40%
Cardinal Health, Inc.	11,500	593,170	0.33%
McKesson Corporation	27,700	1,548,707	0.87%
The Mosaic Company	1,505	217,773	0.12%
Nike, Inc.-Class B	20,957	1,249,247	0.70%
		4,312,721	2.42%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Oil and Gas Extraction:
Apache Corporation	11,403	$1,585,017	0.89%
Eni S.p.A**	8,000	593,840	0.33%
ENSCO International Incorporated	8,550	690,327	0.39%
Halliburton Company	18,470	980,203	0.55%
Occidental Petroleum Corporation	6,900	620,034	0.35%
Petroleo Brasileiro S.A. **	7,090	502,185	0.28%
Royal Dutch Shell PLC**	7,600	620,996	0.35%
Schlumberger Limited	15,418	1,656,356	0.93%
Statoilhydro ASA**	16,000	598,080	0.34%
Total SA**	7,200	613,944	0.34%
Transocean Inc.* **	7,770	1,184,070	0.66%
XTO Energy Inc.	24,042	1,647,117	0.92%
		11,292,169	6.33%
Paper and Allied Products:
Kimberly-Clark Corporation	31,000	1,853,180	1.04%
Pactiv Corporation*	6,900	146,487	0.08%
		1,999,667	1.12%
Petroleum Refining and Related Industries:
Ashland, Inc.	3,300	159,060	0.09%
BP PLC-Spons ADR**	27,460	1,910,392	1.07%
Chevron Corporation	22,384	2,218,926	1.24%
ConocoPhillips	24,700	2,331,433	1.31%
Exxon Mobil Corporation	6,800	599,284	0.33%
Marathon Oil Corporation	40,100	2,079,987	1.17%
Murphy Oil Corporation	9,599	941,182	0.53%
Sunoco, Inc.	15,500	630,695	0.35%
Tesoro Corporation	17,087	337,810	0.19%
Valero Energy Corporation	14,200	584,756	0.33%
		11,793,525	6.61%
Primary Metal Industries:
Arcelormittal **	5,500	544,885	0.30%
Corning Incorporated	17,865	411,788	0.23%
Gerdau Ameristeel Corporation **	26,770	516,661	0.29%
Nucor Corporation	13,914	1,038,958	0.58%
Steel Dynamics, Inc.	5,200	203,164	0.12%
United States Steel Corporation	2,070	382,495	0.22%
		3,097,951	1.74%
Railroad Transportation:
CSX Corporation	7,760	487,406	0.27%
Norfolk Southern Corporation	6,975	437,123	0.24%
Union Pacific Corporation	18,100	1,366,550	0.77%
		2,291,079	1.28%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Rubber and Miscellaneous Plastic Products:
Tupperware Brands Corporation	6,664	$228,042	0.13%
		228,042	0.13%
Security and Commodity Brokers:
Blackrock, Inc.	1,865	330,105	0.19%
Goldman Sachs Group, Inc.	9,305	1,627,445	0.91%
The Charles Schwab Corporation	30,585	628,216	0.35%
T. Rowe Price Group, Inc.	12,290	694,016	0.39%
		3,279,782	1.84%
Stone, Clay, Glass, Concrete Products:
Cemex, S.A.* **	6,559	162,007	0.09%
		162,007	0.09%
Transportation Equipment:
Autoliv, Inc.**	6,800	317,016	0.18%
Boeing Company	10,052	660,617	0.37%
General Dynamics Corporation	14,786	1,244,981	0.70%
Goodrich Corp	13,769	653,477	0.36%
Harsco Corporation	5,900	321,019	0.18%
Honda Motor Company LTD-Spons ADR**	19,000	646,570	0.36%
Honeywell International Inc.	23,776	1,195,457	0.67%
Lockheed Martin Corporation	12,672	1,250,220	0.70%
United Technologies Corporation	32,977	2,034,681	1.14%
		8,324,038	4.66%
Transportation Services:
C.H. Robinson Worldwide, Inc.	7,905	433,510	0.24%
		433,510	0.24%
Water Transportation:
Overseas Shipholding Group, Inc.	4,000	318,080	0.18%
		318,080	0.18%
Total common stocks (cost $160,264,176)		172,516,100	96.65%

Short-Term Investments:
AIM Money market funds (2.4619% at	6,180,172	6,180,172	3.46%
June 30,2008)
Total short-term investments		6,180,172	3.46%
Total investments (cost $166,444,348)		178,696,272	100.11%
Other assets and liabilities, net		(190,748)	(0.11)%
Total net assets		$178,505,524	100.00%
* Presently not producing dividend income
** Foreign Investments (11.34% of net assets)

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2008

(1)	Summary of Significant Accounting Policies

General

American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

Shares of the Fund are only available to separate accounts of American Fidelity Assurance or other insurance companies to fund the benefits of variable annuity contracts.

Investments

The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, Interactive Data Services. Securities for which published quotations are not available are valued based on policies approved by the Fund’s Board of Directors at the quotation obtained from pricing services, such as Bloomberg L.P. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2008

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

In 2007, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $134,200,383 and $141,524,573 respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at December 31, 2007 for financial reporting purposes were $37,297,554 and $5,127,232 respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $171,953,364, $37,297,555, and $6,075,377, respectively, at December 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical securities. Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of June 30, 2008.

Level 1 - Quoted Prices	$178,696,272
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$178,696,272

Income Taxes

Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2008

The Fund’s capital loss carryover of $6,875,747 at December 31, 2006 was less than the Fund’s 2007 net capital gain. Consequently, all of the capital loss carryover at December 31, 2006 was utilized during 2007 and at December 31, 2007, the Fund had no capital loss carryovers. The Fund’s board of directors expects to distribute a realized gain dividend in 2008 related to its net capital gains that are in excess of the capital loss carryover from 2006.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of June 30, 2008 for undistributed net investment income, accumulated net realized loss, or unrealized appreciation on investments.

Recently Adopted Accounting Pronouncements

The Fund adopted the provisions of Financial Standards Accounting Board Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, (FIN 48) on January 1, 2007. As a result of the implementation of FIN 48, the Fund recognized no material adjustment in the liability for unrecognized income tax positions. At the adoption date of January 1, 2007, the Fund had no material unrecognized tax positions. At December 31, 2007, the Fund has no material unrecognized tax positions.

The Fund recognizes interest accrued related to unrecognized tax positions in interest expense and penalties in operating expense. As of December 31, 2007, there is no accrued interest related to uncertain tax positions.

The tax years 2004 through 2007 remain open to examination by the major taxing jurisdictions to which the Fund is subject. The Fund is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2008

Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Transactions With Affiliates

The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average daily net assets. AFA has engaged four subadvisors who receive fees based on a percentage of the Fund’s daily net assets. The subadvisors’ fees are paid by AFA.

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

Distributions to Shareholders

On November 15, 2007, a distribution of $0.1518 per share was declared from ordinary income, which amounts to $2,500,000. On November 15, 2006, a distribution of $0.1326 per share was declared from ordinary income, which amounted to $2,300,000.

The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

	2007	2006
Dividends paid from:
Ordinary income	$2,500,000	2,300,000
Long-term capital gain	—	—
	2,500,000	2,300,000
Return of capital	—	—
	$2,500,000	2,300,000

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,502,367
Undistributed long-term gain	4,209,569
Unrealized appreciation	31,222,181
Distributable earnings	$37,934,117

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2008

Changes From Capital Stock Transactions

As of period ended June 30, 2008 and year ended December 31, 2007, 200,000,000 shares of $0.001 par value capital stock were authorized.

Transactions in capital stock were as follows:

	Shares		Amount
	2008	2007	2008	2007
Shares sold	146,029	237,188	$1,647,286	2,823,025
Shares issued in reinvestment of
dividends and distributions	—	209,450	—	2,500,000
	146,029	446,638	1,647,286	5,323,025
Shares redeemed	(413,138)	(1,263,475)	(4,667,316)	(15,160,808)
Decrease in net assets derived
from capital stock transactions	(267,109)	(816,837)	$(3,020,030)	(9,837,783)

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of June 30, 2008.

Apparel and Accessory Stores	0.36%
Apparel and Other Finished Products	0.26%
Auto Dealers, Gas Stations	0.17%
Building Construction-General Contractors	0.30%
Building Materials and Gardening Supplies	0.11%
Business Services	6.84%
Chemicals and Allied Products	10.12%
Coal Mining	0.61%
Communications	1.49%
Depository Institutions	2.37%
Durable Goods, Wholesale	0.28%
Eating and Drinking Places	1.93%
Electric, Gas, and Sanitary Service	2.98%
Electronic and Other Electric Equipment	7.71%
Engineering, Accounting, Research, Mgmt and Relation Services	1.64%
Fabricated Metal Products	1.39%
Food and Kindred Products	3.26%
Food Stores	0.53%
Furniture and Fixtures	0.57%
General Merchandise	1.76%
Health Services	2.04%
Home Furniture and Equipment	1.18%
Industrial Machinery and Equipment	10.30%
Instruments and Related Products	3.31%
Insurance Agents, Brokers and Service	0.30%
Insurance Carriers	4.80%
Leather and Leather Products	0.38%
Metal Mining	1.32%
Miscellaneous Manufacturing Industries	0.12%
Miscellaneous Retail	1.03%
Motion Pictures	0.25%
Nondepository Institutions	0.30%
Nondurable Goods-Wholesale	2.42%
Oil and Gas Extraction	6.33%
Paper and Allied Products	1.12%
Petroleum Refining and Related Industries	6.61%
Primary Metal Industries	1.74%
Railroad Transportation	1.28%
Rubber and Miscellaneous Plastic Products	0.13%
Security and Commodity Brokers	1.84%
Stone, Clay, Glass, Concrete Products	0.09%
Transportation Equipment	4.66%
Transportation Services	0.24%
Water Transportation	0.18%
Short-Term Investments	3.46%
Other assets and liabilities, net	(0.11%)
TOTAL	100.00%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

	Beginning Account Value January 1, 2008	Ending Account Value Value June 30, 2008	Expenses Paid During Period* Jan. 1 – June 30, 2008
Actual	$1,000.00	$896.90	$2.30
Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,024.86	$2.52

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by 0.4972678 (the number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each of the following is available without charge, upon request, by contacting the Fund at 1.800.662.1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520:

(1)	the Fund’s Form N-Q,
(2)	a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings, and
(3)	information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30.

The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

PARTICIPANTS’ BENEFITS

As a shareholder of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs. Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our Home Office.

Board of Directors	DAVID R. CARPENTER, Chairman
American Fidelity	Executive Vice President
Dual Strategy	American Fidelity Corporation
Fund, Inc.	JO ANN DICKEY
Retired Senior Vice President – Internal Audit
American Fidelity Corporation
GREGORY M. LOVE
President and Chief Operating Officer
Love’s Development Companies
MARK H. McCUBBIN
Chief Executive Officer
McCubbin Hosiery, LLC
G. RAINEY WILLIAMS, JR.
President and Chief Operating Officer
Marco Holding Corporation
Safekeeping of Securities	InvestTrust, N.A.
Oklahoma City, Oklahoma
Independent Auditors	KPMG, LLP
Oklahoma City, Oklahoma
Underwriter	American Fidelity Securities, Inc.
Oklahoma City, Oklahoma
Member NASD
Investment Advisor	American Fidelity Assurance Company
Oklahoma City, Oklahoma
Investment Sub-Advisors	Quest Investment Management, Inc.
Portland, Oregon
The Renaissance Group LLC (d/b/a Renaissance Investment Management)
Cincinnati, Ohio
Todd Investment Advisors, Inc.
Louisville, Kentucky
WEDGE Capital Management LLP
Charlotte, North Carolina
Board of Directors	LYNDA L. CAMERON
American Fidelity	President
Assurance Company	Cameron Equestrian Centers, Inc.
WILLIAM M. CAMERON
Chairman of the Board, President and Chief Executive Officer
American Fidelity Corporation
WILLIAM E. DURRETT
Senior Chairman of the Board
American Fidelity Corporation
CHARLES R. EITEL
Chairman and Chief Executive Officer
Simmons Company
THEODORE M. ELAM
Attorney
McAfee and Taft
DAVID R. LOPEZ
President
American Fidelity Foundation
PAULA MARSHALL
Chief Executive Officer
The Bama Companies, Inc.
GALEN P. ROBBINS, M.D.
Physician
Cardiovascular Clinic – Founding Physician

For More Information

To obtain information:

By telephone:

Call 1.800.662.1106

By mail Write to:

American Fidelity

Dual Strategy Fund, Inc.

P. O. Box 25520

Oklahoma City, OK 73125-0520

By E-mail Send your request to:

va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1.800.SEC.0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-6009.

2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106
1.800.662.1106

GVA-277	Information Published 8/2008

Item 2:	Code of Ethics
Not applicable to Semi-Annual Report.
Item 3:	Audit Committee Financial Expert
Not applicable to Semi-Annual Report.
Item 4:	Principal Accountant Fees and Services
Not Applicable to Semi-Annual Report.
Item 5:	Audit Committee of Listed Registrants
Not Applicable to Registrant.
Item 6:	Schedule of Investments
Not Applicable. See Schedule of Portfolio Investments included in Item 1.
Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable to Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable to Registrant.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable to Registrant.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures adopted by the Board on February 7, 2007 by which shareholders may recommend nominees to the Registrant’s Board of Directors. Following are the procedures that were adopted by the Board in 2007:

“When formulating its director recommendations, the Board of Directors will consider any written recommendations received from shareholders of the Fund identifying the nominee and stating the nominee’s qualifications. Shareholders can send recommendations to American Fidelity Dual Strategy Fund, Inc., Attention: Corporate Secretary, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. The Board of Directors evaluates all nominees for director in the same manner regardless of the source of the recommendation.

Nominees for director must possess the following minimum qualifications: experience in the business community, proficiency in business matters (particularly investment, finance, legal or accounting matters), and exceptional personal integrity. In identifying and evaluating nominees for director, including nominees recommended by shareholders, the Board of Directors will implement such processes as it deems appropriate, including, in its sole discretion, retaining a third party or third parties to identify or evaluate or assist in identifying or evaluating potential nominees. When formulating its director recommendations, the Board of Directors will also consider any advice and recommendations offered by the Fund’s executive officers. However, at a minimum, each nominee for director must (i) meet the minimum qualifications set forth above, (ii) complete and sign the Fund’s Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors prior to his or her nomination and (iii) provide biographical information upon request. Each director must, no less frequently than annually, complete and sign a Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors.”

Item 11:	Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert D. Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:	Exhibits

(a)(1)	Not applicable to Semi-Annual Report.

(a)(2)	Separate certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable to Registrant.

(b)	Certification of Principal Executive Officer and Principal Financial Officer required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By:	/s/ David R. Carpenter
Name:	David R. Carpenter
Title:	President and Principal Executive Officer

Date: August 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Carpenter
Name:	David R. Carpenter
Title:	President and Principal Executive Officer

Date: August 18, 2008

By:	/s/ Robert D. Brearton
Name:	Robert D. Brearton
Title:	Executive Vice President and Principal Financial Officer

Date: August 18, 2008

Exhibit (a)(2)

OFFICER’S CERTIFICATION

I, David R. Carpenter, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

	By:	/s/ David R. Carpenter
Date: August 18, 2008	Name:	David R. Carpenter
	Title:	President & Principal Executive Officer

OFFICER’S CERTIFICATION

I, Robert D. Brearton, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

	By:	/s/ Robert D. Brearton
Date: August 18, 2008	Name:	Robert D. Brearton
	Title:	Executive Vice President &
Principal Financial Officer

Exhibit (b)

Certification of Periodic Financial Report

Pursuant to Section 906 of the Sarbanes-Oxley Act

In connection with the Form N-CSR of the registrant for the period ended June 30, 2008, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

1.	The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

2.

The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

Dated:	August 18, 2008

By:	/s/ David R. Carpenter
Name:	David R. Carpenter
Title:	President & Principal Executive Officer

By:	/s/ Robert D. Brearton
Name:	Robert D. Brearton
Title:	Executive Vice President &
Principal Financial Officer